Average Annual Total Returns - DWS ESG Core Equity Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	19.24%	9.90%	8.13%	20.96%	15.60%	12.92%